EXPLORATION AND EVALUATION INTERESTS - Sofia Property, British Columbia, Canada (Details) - CAD ($)	Jun. 01, 2022	Oct. 14, 2021	Oct. 02, 2020
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty		1.00%	1.00%
Sofia
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty	2.00%
Consideration for SNR repurchased	$ 2,000,000
Percentage of SNR that can be repurchase	1.00%
Period of right of purchase interest	1 year